E2 Business combinations	12 Months Ended
Dec. 31, 2019
Disclosure Of Business Combinations [Abstract]
E2 Business combinations

E2	Business combinations

Acquisitions and divestments

Acquisitions

Acquisitions 2017–2019
	2019	2018	2017
Total consideration, including cash	1,957	1,314	62

Net assets acquired
Cash and cash equivalents	142	94	—
Property, plant and equipment	353	4	12
Intangible assets	497	481	101
Investments in associates	101	64	—
Other assets	1,357	254	1
Provisions, incl. post-employment benefits	(102)	—	—
Other liabilities	(743)	(494)	25
Total identiﬁable net assets	1,605	403	139
Costs recognized in net income	153	—	—
Goodwill	199	911	(77)
Total	1957	1,314	62
Acquisition-related costs 1)	85	24	49

1)	Acquisition-related costs are included in Selling and administrative expenses in the consolidated income statement.

In 2019, Ericsson made acquisitions with a negative cash flow effect amounting to SEK 1,815 (1,220) million. The acquisitions presented below are not material, but the Company gives the information to provide the reader a summarized view of the content of the acquisitions made. The acquisitions consist primarily of:

Kathrein: On October 2, 2019, the Company acquired assets from Kathrein, a world leading provider of antenna and filter technologies with approximately 4,000 employees. Kathrein’s antenna and filters business has a strong R&D organization with extensive experience in antenna design and research, coupled with a strong IPR portfolio. In addition to broadening Ericsson’s portfolio of antenna and filter products, the acquisition will bring vital competence for the evolution of advanced radio network products. The acquired Kathrein business has had a negative impact of SEK –0.5 billion since the acquisition, corresponding to –1 percentage point in Networks operating margin. Balances to facilitate the Purchase price allocation are preliminary.

CSF: On August 20, 2019, the Company acquired 100% of the shares in CSF Holdings Inc. a US-based technology company with approximately 25 employees. CSF strengthens iconectiv’s Business to Consumer (B2C) product platforms to enable growth in messaging and Toll-Free Number (TFN) management. Balances to facilitate the Purchase price allocation are final.

ST-Ericsson: Before ST-Ericsson was a joint venture where Ericsson and ST Microelectronics had a 50/50 ownership. This joint venture consisted of a number of legal entities where the two parties owned different stakes in the different legal entities. In December 2019 the Company initiated transactions to wind-down the legal structure of ST-Ericsson by acquiring the remaining shares in two legal ST-Ericsson entities and costs of SEK –0.3 billion impacted the result. The Company now owns 100% of the shares in those entities.

In order to finalize a Purchase price allocation all relevant information needs to be in place. Examples of such information are final consideration and final opening balances, they may remain preliminary for a period of time due to for example adjustments of working capital, tax items or decisions from local authorities.

Divestments

Divestments 2017–2019
	2019		2018	2017
Proceeds	1,569	1)	226	459

Net assets disposed of
Property, plant and equipment	171		55	62
Right-of-use assets	20		—	—
Investments in associates	5		114	—
Intangible assets	820		30	—
Goodwill	—		—	45
Other assets	96		809	219
Provisions, incl. post-employment beneﬁts	244		(43)	—
Other liabilities	(774)		(571)	(180)
Total net assets	582		394	146
Net gains/losses from divestments	987		(168)	313
Shares in associated companies	(1,209)	1)	—	—
Cash ﬂow effect	360		226	459

1)	Proceeds includes cash of SEK 360 million and shares in associated companies of SEK 1,209 million.

In 2019, the Company made divestments with a cash flow effect amounting to SEK 360 (226) million. The divestments consist primarily of:

MediaKind: On February 1, 2019 the Company closed the divestment of its MediaKind business to the private equity firm One Equity Partners. One Equity Partners is the majority owner, while Ericsson retains 49% of the shares. After the transaction, Ericsson carries 49% of the MediaKind results as “share in earnings of JV and associated companies.” See also note E3, “Associated companies.”

Acquisitions 2017–2019
Company	Description	Transaction date
ST-Ericsson	The remaining shares was acquired in ST-Ericsson (previously a joint venture).	Dec 2019
Kathrein	A German provider of antenna and filter technologies.	Oct 2019
CSF	A US based company related to the iconectiv business.	Aug 2019
CENX	A US based service assurance technology company.	Sep 2018
VidScale	A US company providing cloud-based Content Delivery Network (CDN) solutions.	Mar 2018
Placecast	A US company that leverages deterministic carrier data to deliver better audience, verification, and insight solutions.	Feb 2018

Divestments 2017–2019
Company	Description	Transaction date
MediaKind	A divestment of its MediaKind business.	Feb 2019
Ericsson Local Services AB (LSS)	A divestment of the Local Services company in Sweden.	Aug 2018
Excellence Field Factory	A divestment of the Spanish fiber service operations.	Jun 2018
Power Modules	A divestment of the power modules business.	Sep 2017